Pledged Assets and Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

2017
(in millions)
Trading account securities	¥7,280,564
Investment securities	14,772,384
Loans	11,583,470
Other	60,550

Total	¥33,696,968

Pledged Assets Classified by Type of Liabilities [Table Text Block]

2017
(in millions)
Deposits	¥434,588
Payables under repurchase agreements and securities lending transactions	16,291,737
Other short-term borrowings and long-term debt	16,947,904
Other	22,739

Total	¥33,696,968